INCOME TAXES - Significant components of the Group's deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Accrued expenses	$ 415,472	$ 64,103
Allowance for doubtful accounts	242,233	142,385
Long-term investments	144,986	39,230
Advertising expense carryforwards	973,640	1,081,850
Net operating loss carryforwards	19,642,694	15,101,309
Withholding tax credit carryforwards	1,072,899	1,161,221
Financial instruments held, at fair value	184,822
Share-based compensation	1,666,221
Lease liabilities	2,767,408	1,511,324
Total deferred tax assets	27,110,375	19,101,422
Less: valuation allowance	(11,307,489)	(5,224,095)	$ (4,000,159)	$ (4,888,240)
Deferred tax assets, net of valuation allowance	15,802,886	13,877,327
Deferred tax liabilities
Right-of-use assets	2,661,362	1,511,324
Long term investments		88,098
Intangible assets	1,788,555	1,535,965
Financial instruments held, at fair value	290,445	19,545
Total deferred tax liabilities	4,740,362	3,154,932
Deferred tax assets, net	13,122,272	12,258,360
Deferred tax liabilities, net	$ 2,059,748	$ 1,535,965